CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 4,362,309	$ 597,740	¥ 2,925,709
Restricted cash	3,781	518	66,080
Short-term investments, net	250,000	34,256	100,000
Accounts receivable, net	111,300	15,244	80,665
Receivables from online payment platforms	438,458	60,079	214,163
Inventories	2,473,393	338,914	2,204,000
Prepaid expenses and other current assets, net	1,938,054	265,560	1,544,918
Term deposit-current	1,127,541	154,500	464,019
Total current assets	10,704,787	1,466,811	7,599,554
Non-current assets:
Property and equipment, net	5,065,903	694,149	4,169,141
Restricted cash	40,595	5,562	46,854
Other non-current assets, net	929,165	127,318	789,492
Deferred tax assets, net	271,601	37,216	350,082
Operating lease right-of-use assets	5,937,063	813,519	5,186,855
Term deposit-non current	150,000	20,554	150,000
Total non-current assets	12,394,327	1,698,318	10,692,424
Total assets	23,099,114	3,165,129	18,291,978
Current liabilities (including amount of the VIE without recourse to the primary beneficiaries of RMB4.3 million and RMB nil (US$ nil) as of December 31, 2023 and 2024):
Short-term bank borrowings	300,000	41,107
Accounts payable	738,677	101,216	814,655
Accrued expenses and other current liabilities	3,027,503	414,840	2,556,977
Deferred revenues	153,248	20,998	123,422
Payable for equity litigants settlement	119,560	16,383	116,314
Operating lease liabilities	2,343,387	321,100	1,851,310
Total current liabilities	6,682,375	915,644	5,462,678
Non-current liabilities (including amount of the VIE without recourse to the primary beneficiaries of RMB nil and RMB nil as of December 31, 2023 and 2024):
Long-term bank borrowings	33,600	4,604
Operating lease liabilities	3,330,529	456,362	3,114,855
Total non-current liabilities	3,364,129	460,966	3,114,855
Total liabilities	10,046,504	1,376,610	8,577,533
Commitments and contingencies
Mezzanine equity:
Total Mezzanine equity	1,514,660	207,545	1,578,040
Shareholders' equity:
Additional paid-in capital	16,705,240	2,289,016	16,276,991
Statutory reserves	365,927	50,141	168,204
Accumulated deficits	(5,971,779)	(818,276)	(8,705,759)
Accumulated other comprehensive income	438,536	60,090	396,944
Total Company's ordinary shareholders' equity	11,537,950	1,580,974	8,136,405
Total liabilities, mezzanine equity and shareholders' equity	23,099,114	3,165,129	18,291,978
Class A ordinary shares
Shareholders' equity:
Ordinary shares	24	3	23
Class B ordinary shares
Shareholders' equity:
Ordinary shares	2	0	2
Convertible senior preferred shares
Mezzanine equity:
Total Mezzanine equity	¥ 1,514,660	$ 207,545	¥ 1,578,040